SEPARATE ACCOUNT VA-P
OF
COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2006

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On May 23, 2006, shareholders of the Pioneer Small Company VCT Portfolio approved a merger with the Pioneer Small Cap Value VCT Portfolio of the Pioneer Variable Contracts Trust. The merger was effective as of the close of business on May 24, 2006.

As of May 24, 2006, throughout the prospectuses and statements of additional information any references to Pioneer Small Company VCT Portfolio are deleted, and replaced by inserting references to Pioneer Small Cap Value VCT Portfolio.

As a result of this merger, for a period of 60 days from receipt of this notice, each Contract owner will be permitted to make one transfer of all amounts in the Pioneer Small Company VCT Portfolio to the other investment options available under the Contract without the imposition of any charge and without that transfer counting as one of the twelve “free” transfers permitted each contract year.

If you should have any questions, please call 1-800-688-9915 for assistance.

For more information, see the Prospectus Supplement for Pioneer Variable Contracts Trust dated May 12, 2006.

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Effective August 15, 2006, the Van Kampen LIT Emerging Growth Portfolio changed its name to Van Kampen LIT Strategic Growth Portfolio.

As of August 15, 2006, throughout the prospectuses and statements of additional information any references to Van Kampen LIT Emerging Growth Portfolio are deleted, and replaced by inserting references to Van Kampen LIT Strategic Growth Portfolio.

If a Contract Owner has amounts allocated to the Sub-Account investing in the Van Kampen LIT Emerging Growth Portfolio, the Contract Owner will be permitted to make one transfer of all amounts in the Van Kampen LIT Emerging Growth Portfolio to the other investment options available under the Contract without the imposition of any charge and without that transfer counting as one of the twelve “free” transfers permitted each contract year.  The Company must receive such request within 60 days of the receipt of this notice of the right to transfer.

If you should have any questions, please call 1-800-688-9915 for assistance.

For more information, see the Prospectus Supplement for Van Kampen Life Investment Trust dated June 16, 2006.

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On December 14, 2006, shareholders of the Pioneer Balanced VCT Portfolio and Pioneer Europe VCT Portfolio approved a merger with the Pioneer Ibbotson Moderate Allocation VCT Portfolio and Pioneer International Value VCT Portfolio of the Pioneer Variable Contracts Trust. The merger was effective as of the close of business on or about December 15, 2006.

As of December 15, 2006, throughout the prospectuses and statements of additional information any references to Pioneer Balanced VCT Portfolio and Pioneer Europe VCT Portfolio are deleted, and replaced by inserting references to Pioneer Ibbotson Moderate Allocation VCT Portfolio and Pioneer International Value VCT Portfolio.

As a result of this merger, for a period of 60 days from receipt of this notice, each Contract owner will be permitted to make one transfer of all amounts in the Pioneer Balanced VCT Portfolio and Pioneer Europe VCT Portfolio to the other investment options available under the Contract without the imposition of any charge and without that transfer counting as one of the twelve “free” transfers permitted each contract year.

If you should have any questions, please call 1-800-688-9915 for assistance.

For more information, see the Prospectus Supplement for Pioneer Variable Contracts Trust dated August 10, 2006.

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Supplement dated January 12, 2007

CWA Pioneer Vision I/II